Cover	12 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Information [Line Items]
Entity Registrant Name	VROOM, INC.
Entity Central Index Key	0001580864
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false